Significant accounting policies and significant accounting estimates and assessments - Condensed consolidated statements of comprehensive income (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Condensed consolidated statements of comprehensive income
Net result for the year	kr 581,282	kr (275,258)	[1]	kr (157,296)	[1]	kr (118,372)
Other comprehensive income (loss)	0	0	[1]	0	[1]	0
Comprehensive result for the year	kr 581,282	(275,258)	[1]	(157,296)	[1]	(118,372)
As originally reported
Condensed consolidated statements of comprehensive income
Net result for the year		(272,271)		(153,910)		(113,957)
Other comprehensive income (loss)		0		0		0
Comprehensive result for the year		(272,271)		(153,910)		(113,957)
Restatement
Condensed consolidated statements of comprehensive income
Net result for the year		(2,987)		(3,386)		(4,415)
Other comprehensive income (loss)		0		0		0
Comprehensive result for the year		kr (2,987)		kr (3,386)		kr (4,415)

[1]	See note 1 to the consolidated financial statements.